Share-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based Compensation

13.Share-based Compensation

In 2023, the Company adopted the 2023 Stock Plan, followed by the adoption of the 2024 Stock Plan in 2024. In connection with the Company’s IPO, the Company adopted the 2026 Equity Plan (the “2026 Plan”), which superseded the 2023 Stock Plan and the 2024 Stock Plan with respect to future equity award grants. Under the Company’s equity compensation plans, employees, officers, directors, consultants, and advisors are eligible to receive stock options, restricted stock awards (“RSAs”), and other share-based awards. No further grants will be made under the 2023 Stock Plan or the 2024 Stock Plan following adoption of the 2026 Plan, although awards previously granted under those plans remain outstanding in accordance with their terms. The 2026 Plan initially authorized the issuance of 5,400,000 shares of common stock. In addition, up to 2,044,355 shares underlying awards previously granted under the 2024 Stock Plan may become available for issuance under the 2026 Plan to the extent such awards are forfeited, cancelled, expire unexercised or otherwise terminate without the issuance of shares. As of June 30, 2026, 2,569,853 shares remained available for future issuance under the 2026 Plan.

Share-Based Compensation

The Company recorded total share-based compensation expense of $1.2 million and $1.5 million during the three and six months ended June 30, 2026, respectively, and $18,255 and $28,488 during the three and six months ended June 30, 2025, respectively, for the service periods through such dates using the straight-line attribution method, net of actual forfeitures, based on the grant-date fair value of the share-based awards. The following table summarizes share-based compensation expense by function for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended		Six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Share-based compensation expense:
Selling, general and administrative	$1,144,833	$1,901	$1,401,827	$3,118
Research and development	33,267	16,354	58,153	25,370
Total share-based compensation expense	$1,178,100	$18,255	$1,459,980	$28,488

Stock Options

The Company has issued incentive stock options and non-statutory stock options that have a contractual life of 10 years and may be exercisable in cash or as otherwise determined by the board of directors. Vesting generally occurs over a period of four years.

The following table summarizes stock option activity for the Plan:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Term (years)
Outstanding at December 31, 2025	9,072,974	$0.91	—
Granted	1,119,136	4.85	—
Exercised	(211,647)	—	—
Forfeited	(555,698)	—	—
Outstanding at June 30, 2026	9,424,765	$1.45	8.12
Vested and Exercisable at June 30, 2026	4,210,766	$0.20	7.37

The weighted average grant date fair value of options granted during the three and six months ended June 30, 2026, was $35.16 and $2.35, respectively. The weighted average grant date fair value of options granted during the three and six months ended June 30, 2025 was $0.82 and $0.81, respectively. As of June 30, 2026, total unrecognized compensation expense related to unvested stock option awards was approximately $3.1 million, which is expected to be recognized over a weighted-average remaining vesting period of approximately 3.2 years.

The fair value of each option granted during the three and six months ended June 30, 2026 and 2025, was estimated on the date of grant using the weighted average assumptions in the table below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Expected volatility	93.5%	49.7%	51.8%	49.3%
Risk-free interest rate	4.3%	4.2%	3.9%	4.1%
Expected term (in years)	6.0	6.1	6.0	6.1
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

Performance-based stock options

The table above includes 709,890 option awards granted to the Company’s non-executive chairman of the Board of Directors in December 2025, for which vesting is contingent upon the achievement of certain operational, financing, and market-based milestones, and 70,549 option awards granted to a member of executive management, for which vesting is contingent upon the achievement of operational performance milestones. Compensation expense associated with these awards is recognized only when management determines it is probable that the applicable performance conditions will be achieved. During the three and six months ended June 30, 2026, the Company recognized $14,259 of stock-based compensation expense associated with these awards.

Restricted Stock

In May 2023, the Company issued 1,410,975 shares of restricted stock to a founder of the Company which were determined to have a de minimis value at the date of issuance. The shares vest over a 4-year period from the issuance date:

		Weighted
		Average
		Grant
		Date Fair
	Number of Shares	Value
Unvested at December 31, 2025	499,720	$0.00
Vested	(176,372)	—
Unvested at June 30, 2026	323,348	$0.00

Restricted Stock Units

In connection with the closing of the Company’s initial public offering on March 18, 2026, the Company granted an aggregate of 2,683,680 restricted stock units (“RSUs”) under the 2026 Plan to its named executive officers, consisting of 1,341,840 RSUs to Serhii Kupriienko, the Company’s Secretary and Chief Executive Officer (Global), and 1,341,840 RSUs to Alexander Fink, the Company’s President and Chief Executive Officer (U.S.). The grant date fair value of these awards was $5.00 per share, determined by reference to the initial public offering price, for an aggregate grant date fair value of $13.4 million.

The RSUs granted to Mr. Kupriienko vest in 48 substantially equal monthly installments commencing one month after the March 18, 2026 grant date, subject to his continued service through each vesting date. As originally granted, Mr. Fink’s RSU award was subject to the same vesting schedule. On April 15, 2026, the Compensation Committee of the Board of Directors modified the vesting schedule of Mr. Fink’s RSU award to align it with the expiration of his post-offering lock-up. As modified, 6/48ths of Mr. Fink’s RSUs vest on September 16, 2026, with the remaining 42/48ths vesting in 42 substantially equal monthly installments thereafter, subject in each case to Mr. Fink’s continued service through each vesting date. The total number of shares subject to the award, the grant date fair value, and the total service period were not changed by the modification. The Company evaluated the modification and concluded that no incremental compensation cost arose, as the modification did not change the probability of vesting; accordingly, the Company continues to recognize the original grant date fair value over the requisite service period. Both awards provide for full acceleration of vesting upon a change of control, as defined in the 2026 Plan and the applicable award agreements.

The Company recognizes stock-based compensation expense related to these awards on a straight-line basis over the four-year requisite service period, with cumulative expense at each reporting date no less than the grant date fair value of the vested portion of each award. Forfeitures are accounted for as they occur. During the three and six months ended June 30, 2026, the Company recognized $0.8 million and $1.0 million, respectively, of stock-based compensation expense related to these awards. As of June 30, 2026, total unrecognized stock-based compensation expense related to these awards was $12.5 million, expected to be recognized over a weighted-average period of approximately 3.7 years.

		Weighted Average
		Grant
	Number of Shares	Date Fair Value
Unvested at December 31, 2025	—	$0.00
Granted	2,683,680	5.00
Vested	(83,865)	5.00
Unvested at June 30, 2026	2,599,815	$5.00

10.	Share-based Compensation

In 2023, the Company implemented the 2023 Stock Plan, followed by the adoption of the 2024 Stock Plan in 2024 and subsequent amendment of the 2024 Stock Plan in 2025. Under these plans, the Company’s employees, officers, directors, consultants, and advisors are eligible to receive stock options, restricted stock awards (“RSAs”), and other share-based awards. The 2023 Stock Plan allows for the issuance of up to 5,643,900 shares, while the 2024 Stock Plan permits up to 3,469,786 shares to be granted. As of December 31, 2025, a total of 40,712 shares remained available for issuance under the 2024 Stock Plan.

Stock Options

The Company has issued incentive stock options and non-statutory stock options that have a contractual life of 10 years and may be exercisable in cash or as otherwise determined by the board of directors. Vesting generally occurs over a period of four years.

The following table summarizes stock option activity for the Plan:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Term
	Shares	Price	(years)
Outstanding at January 1, 2024	5,643,900	$0.00
Granted	752,520	$0.00
Outstanding at December 31, 2024	6,396,420	$0.00
Granted	2,686,075	$3.09
Forfeited	(9,521)	$0.67
Outstanding at December 31, 2025	9,072,974	$0.91	9.05
Vested and Exercisable at December 31, 2025	3,831,951	$0.16	7.87

The weighted average grant date fair value of options granted during the year ended December 31, 2025, was $0.58. The weighted average grant date fair value of options granted during the year ended December 31, 2024, was approximated to be nominal par value. As of December 31, 2025, the total unrecognized compensation expense related to unvested stock option awards was $0.9 million.

The fair value of each option granted during the year ended December 31, 2025, was estimated on the date of grant using the weighted average assumptions in the table below:

Expected volatility	50.3%
Risk-free interest rate	3.7%
Expected term (in years)	5.9
Expected dividend yield	0.0%

During the year ended December 31, 2025, the Company recognized share-based compensation expenses totaling $0.1 million under selling, general and administrative expense and $0.1 million under research and development expense in the consolidated statement of operations and comprehensive loss.

Performance-based stock options

The table above includes 709,890 option awards granted to a non-employee in December 2025 where vesting is contingent upon meeting certain performance milestones. Compensation expense for performance-based stock options is only recognized when management determines it is probable that the awards will vest. During the year ended December 31, 2025, no expense was recognized because the performance conditions were not considered probable of achievement.

Restricted Stock

In May 2023, the Company issued 1,410,975 shares of restricted stock to a founder of the Company which were determined to have a de minimis value at the date of issuance. The shares vest over a 4-year period from the issuance date:

		Weighted Average Grant Date Fair Value
Unvested at January 1, 2024	1,410,975	$0.00
Vested	(558,511)	$0.00
Unvested at December 31, 2024	852,464	$0.00
Vested	(352,744)	$0.00
Unvested at December 31, 2025	499,720	$0.00